Exploration Licenses (Details) - Schedule of breakdown of exploration expenses - DeepGreen Metals Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Exploration expenses
Exploration labour			$ 2,780,734	$ 2,531,023
Marine cruise			27,993,088	$ 28,159,778
Pilot Mining Test			$ 11,666,666
Common Share options-based payments (Note 10) (in Dollars per share)			$ 833,388	$ 1,277,560
Amortization (Note 7)			$ 562,122	$ 336,990
External consulting			4,168,599	5,416,958
Travel, workshop and other			876,848	1,107,919
Total			48,881,445	38,830,228
General [Member]
Exploration expenses
Exploration labour
Marine cruise
Pilot Mining Test
Common Share options-based payments (Note 10) (in Dollars per share)
Amortization (Note 7)
External consulting	511		39,968	19,578
Travel, workshop and other
Total	511		39,968	19,578
NORI License [Member]
Exploration expenses
Exploration labour	846,167	$ 748,548	1,557,966	1,635,858
Marine cruise	16,883,359	11,785,427	23,119,404	$ 27,039,041
Pilot Mining Test		9,333,333	$ 9,333,334
Common Share options-based payments (Note 10) (in Dollars per share)			$ 449,405	$ 769,175
Amortization (Note 7)	193,846	277,870	$ 555,740	$ 336,990
External consulting	2,084,525	1,537,775	2,829,200	4,834,170
Travel, workshop and other	249,790	572,424	663,684	785,638
Total	36,081,879	24,371,910	38,508,733	35,400,872
Marawa Option [Member]
Exploration expenses
Exploration labour	353,119	384,537	721,940	895,165
Marine cruise	2,053,866	2,524,460	2,618,512	$ 1,120,737
Pilot Mining Test		1,166,667	$ 1,166,666
Common Share options-based payments (Note 10) (in Dollars per share)			$ 275,813	$ 508,385
Amortization (Note 7)
External consulting	419,941	337,650	650,168	563,210
Travel, workshop and other	92,837	173,064	191,056	322,281
Total	$ 9,375,113	$ 4,670,200	5,624,155	$ 3,409,778
TOML [Member]
Exploration expenses
Exploration labour			500,828
Marine cruise			2,255,172
Pilot Mining Test			$ 1,166,666
Common Share options-based payments (Note 10) (in Dollars per share)			$ 108,170
Amortization (Note 7)			$ 6,382
External consulting			649,263
Travel, workshop and other			22,108
Total			$ 4,708,589